Short-term investments - (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Threshold prior written notice for redemption		14 days
Strategic Global Investments
Note purchased	$ 51,500
Note fair value	$ 51,500	$ 51,500
Interest rate	6.25%
Threshold prior written notice for redemption	14 days